TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Suppliers	$ 16,928	$ 10,623
Expenses accrual	18,338	20,864
Current trade payables	35,266	31,487
Expenses accrual	5,240	5,500
Non-current trade payables	$ 5,240	$ 5,500